UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2007
                                               --------------


Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

         This Amendment (Check only one):   |_|  is a restatement
                                            |_|  adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Magnetar Investment Management, LLC
Address:          1603 Orrington Avenue
                  Evanston, IL 60201


Form 13F File Number:      28-11795

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael Turro
Title:            Chief Compliance Officer
Phone:            847-905-4690

Signature, Place and Date of Signing:


  /s/ Michael Turro              Evanston, IL            May 14, 2007
----------------------------     -------------           ------------
         [Signature]             [City, State]            [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        0
                                                     ------------

Form 13F Information Table Entry Total:                  111
                                                     ------------

Form 13F Information Table Value Total:                $256,543
                                                     ------------

                                                   (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



         None

                                        MAGNETAR INVESTMENT MANAGEMENT, LLC
                                                     FORM 13F
                                           Quarter Ended March 31, 2007

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                               CLASS                      VALUE     SHRS OR  SH/  PUT/   INVESTMENT     OTHER       VOTING AUTHORITY
                               ------                     -----     -------  ---  ----   -----------    -----       ----------------
NAME OF ISSUER                 TITLE           CUSIP      (X$1,000) PRN AMT  PRN  CALL   DISCRETION   MANAGERS  SOLE   SHARED  NONE
--------------                 -----           -----      --------- -------  ---  ----   ----------   --------  ----    ------  ----
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ACCESS INTEGRATED TECHNLGS I   CL A            004329108  $3,149   579,889   SH          SOLE                    579,889
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ACCURAY INC                    COM             004397105  $2,780   125,005   SH          SOLE                    125,005
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ACERGY S A                     SPONSORED ADR   00443E104  $1,504   70,652    SH          SOLE                     70,652
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ADMINISTAFF INC                COM             007094105  $1,717   48,788    SH          SOLE                     48,788
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AEROVIRONMENT INC              COM             008073108  $1,865   81,597    SH          SOLE                     81,597
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED MANAGERS GROUP      COM             008252108  $2,371   21,882    SH          SOLE                     21,882
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ALLOY INC                      NEW COM         019855303  $2,823   237,617   SH          SOLE                    237,617
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AMBASSADORS INTL INC           COM             023178106  $922     19,990    SH          SOLE                     19,990
------------------------------------------------------------------------------------------------------------------------------------
AMERISAFE INC                  COM             03071H100  $3,121   165,580   SH          SOLE                    165,580
------------------------------------------------------------------------------------------------------------------------------------
AMERISTAR CASINOS INC          COM             03070Q101  $1,228   38,237    SH          SOLE                     38,237
------------------------------------------------------------------------------------------------------------------------------------
AMICAS INC                     COM             001712108  $89      31,430    SH          SOLE                     31,430
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ANSWERTHINK INC                COM             036916104  $2,654   811,567   SH          SOLE                    811,567
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ARCADIA RES INC                COM             039209101  $389     196,300   SH          SOLE                    196,300
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ASPREVA PHARMACEUTICALS CORP   COM             04538T109  $931     43,182    SH          SOLE                     43,182
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ASPREVA PHARMACEUTICALS CORP   COM             04538T109  $278     12,900    SH   CALL   SOLE                     12,900
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ASPREVA PHARMACEUTICALS CORP   COM             04538T109  $556     25,800    SH   PUT    SOLE                     25,800
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ATLAS AMER INC                 COM             049167109  $1,559   27,600    SH          SOLE                     27,600
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AUTOBYTEL INC                  COM             05275N106  $885     250,000   SH          SOLE                    250,000
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BARRIER THERAPEUTICS INC       COM             06850R108  $3,851   558,057   SH          SOLE                    558,057
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BASIN WTR INC                  COM             07011T306  $4,625   673,249   SH          SOLE                    673,249
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BENIHANA INC                   CL A            082047200  $777     27,409    SH          SOLE                     27,409
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BLAIR CORP                     COM             092828102  $326     7,802     SH          SOLE                     7,802
------------------------------------------------------------------------------------------------------------------------------------
CARDIODYNAMICS INTL CORP       COM             141597104  $272     320,044   SH          SOLE                    320,044
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CARROLS RESTAURANT GROUP INC   COM             14574X104  $312     21,496    SH          SOLE                     21,496
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CENTURY CASINOS INC            COM             156492100  $825     100,000   SH          SOLE                    100,000
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COGENT INC                     COM             19239Y108  $3,567   265,177   SH          SOLE                    265,177
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COLDWATER CREEK INC            COM             193068103  $2,100   103,561   SH          SOLE                    103,561
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COLEMAN CABLE INC              COM             193459302  $2,999   145,000   SH          SOLE                    145,000
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COMPLETE PRODUCTION SERVICES   COM             20453E109  $4,775   239,844   SH          SOLE                    239,844
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COPA HOLDINGS SA               CL A            P31076105  $2,187   42,480    SH          SOLE                     42,480
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CYPRESS BIOSCIENCES INC        COM PAR $.02    232674507  $1,031   135,690   SH          SOLE                    135,690
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DIAMOND FOODS INC              COM             252603105  $666     40,000    SH          SOLE                     40,000
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DIAMONDROCK HOSPITALITY CO     COM             252784301  $2,571   135,340   SH          SOLE                    135,340
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DRUGSTORE COM INC              COM             262241102  $611     237,000   SH          SOLE                    237,000
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EDUCATE INC                    COM             28138P100  $1,896   247,479   SH          SOLE                    247,479
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EURONET WORLDWIDE INC          COM             298736109  $2,435   90,651    SH          SOLE                     90,651
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FALCONSTOR SOFTWARE INC        COM             306137100  $2,707   259,751   SH          SOLE                    259,751
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FOREST OIL CORP                COM PAR $0.01   346091705  $1,940   58,131    SH          SOLE                     58,131
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GAIAM INC                      CL A            36268Q103  $2,002   127,198   SH          SOLE                    127,198
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GASTAR EXPL LTD                COM             367299104  $3,227   1,434,168 SH          SOLE                  1,434,168
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GEN-PROBE INC NEW              COM             36866T103  $3,779   80,267    SH          SOLE                     80,267
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G-III APPAREL GROUP LTD        COM             36237H101  $682     35,825    SH          SOLE                     35,825
------------------------------------------------------------------------------------------------------------------------------------
GILDAN ACTIVEWEAR INC          COM             375916103  $1,409   23,947    SH          SOLE                     23,947
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HEALTH GRADES INC              COM             42218Q102  $5,753   916,067   SH          SOLE                    916,067
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HEALTHCARE ACQUISITION CP NE *W EXP 07/27/200  42224H112  $138     125,000   SH          SOLE                    125,000
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HEALTHEXTRAS INC               COM             422211102  $3,722   129,337   SH          SOLE                    129,337
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HERCULES TECH GROWTH CAP INC   COM             427096508  $3,985   290,852   SH          SOLE                    290,852
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HITTITE MICROWAVE CORP         COM             43365Y104  $4,123   102,630   SH          SOLE                    102,630
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HOME DIAGNOSTICS INC DEL       COM             437080104  $2,210   204,662   SH          SOLE                    204,662
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HORNBECK OFFSHORE SVCS INC N   COM             440543106  $2,800   97,730    SH          SOLE                     97,730
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HOUSTON WIRE & CABLE CO        COM             44244K109  $2,338   83,432    SH          SOLE                     83,432
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HYTHIAM INC                    COM             44919F104  $2,472   363,496   SH          SOLE                    363,496
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ICON PUB LTD CO                SPONSORED ADR   45103T107  $2,488   58,410    SH          SOLE                     58,410
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INNERWORKINGS INC              COM             45773Y105  $4,050   343,212   SH          SOLE                    343,212
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INVESTMENT TECHNOLOGY GRP NE   COM             46145F105  $3,983   101,602   SH          SOLE                    101,602
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JAMBA INC                     *W EXP 02/14/200 47023A119  $658     187,500   SH          SOLE                    187,500
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KERYX BIOPHARMACEUTICALS INC   COM             492515101  $3,694   351,182   SH          SOLE                    351,182
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KINTERA INC                    COM             49720P506  $2,234   1,314,063 SH          SOLE                   1,314,063
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KODIAK OIL & GAS CORP          COM             50015Q100  $1,913   366,496   SH          SOLE                    366,496
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LECG CORP                      COM             523234102  $1,941   134,073   SH          SOLE                    134,073
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LEMAITRE VASCULAR INC          COM             525558201  $650     100,800   SH          SOLE                    100,800
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LIFECELL CORP                  COM             531927101  $2,029   81,275    SH          SOLE                     81,275
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LIONBRIDGE TECHNOLOGIES INC    COM             536252109  $1,903   373,848   SH          SOLE                    373,848
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LIONS GATE ENTMNT CORP         COM NEW         535919203  $2,543   222,671   SH          SOLE                    222,671
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LIVEPERSON INC                 COM             538146101  $1,147   145,515   SH          SOLE                    145,515
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LUNA INNOVATIONS               COM             550351100  $2,228   657,332   SH          SOLE                    657,332
------------------------------------------------------------------------------------------------------------------------------------
MATRIA HEALTHCARE INC          COM NEW         576817209  $6,909   262,115   SH          SOLE                    262,115
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MULTIMEDIA GAMES INC           COM             625453105  $3,972   333,787   SH          SOLE                    333,787
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NATIONAL CINEMEDIA INC         COM             635309107  $1,317   49,311    SH          SOLE                     49,311
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NATIONAL FINL PARTNERS CORP    COM             63607P208  $3,500   74,607    SH          SOLE                     74,607
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NEXTEST SYS CORP               COM             653339101  $5,002   357,301   SH          SOLE                    357,301
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NTELOS HLDGS CORP              COM             67020Q107  $3,297   171,524   SH          SOLE                    171,524
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NUANCE COMMUNICATIONS INC      COM             67020Y100  $2,473   161,509   SH          SOLE                    161,509
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ON ASSIGNMENT INC              COM             682159108  $2,128   171,475   SH          SOLE                    171,475
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OPTIMAL GROUP INC              CL A NEW        68388R208  $2,313   275,689   SH          SOLE                    275,689
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OPTION CARE INC                COM             683948103  $6,273   471,643   SH          SOLE                    471,643
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ORTHOVITA INC                  COM             68750U102  $5,529   1,893,342 SH          SOLE                   1,893,342
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PENN NATL GAMING INC           COM             707569109  $3,981   93,859    SH          SOLE                     93,859
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PINNACLE ENTMT INC             COM             723456109  $2,497   85,902    SH          SOLE                     85,902
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POWER-ONE INC                  COM             739308104  $3,843   671,839   SH          SOLE                    671,839
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PROVIDENCE SVC CORP            COM             743815102  $3,302   139,228   SH          SOLE                    139,228
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PSYCHIATRIC SOLUTIONS INC      COM             74439H108  $2,389   59,262    SH          SOLE                     59,262
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QUICKSILVER RESOURCES INC      COM             74837R104  $1,685   42,372    SH          SOLE                     42,372
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RED ROBIN GOURMET BURGERS IN   COM             75689M101  $3,634   93,622    SH          SOLE                     93,622
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REGENERATION TECH INC DEL      COM             75886N100  $667     92,068    SH          SOLE                     92,068
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RESOURCES CONNECTION INC       COM             76122Q105  $352     11,000    SH          SOLE                     11,000
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RESTORATION HARDWARE INC DEL   COM             760981100  $1,854   282,642   SH          SOLE                    282,642
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RESTORE MEDICAL INC            COM             76128C100  $1,959   533,659   SH          SOLE                    533,659
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SCIENTIFIC GAMES CORP          CL A            80874P109  $4,115   125,334   SH          SOLE                    125,334
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SHUFFLE MASTER INC             COM             825549108  $1,300   71,223    SH          SOLE                     71,223
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SKILLSOFT PLC                  SPONSORED ADR   830928107  $451     54,000    SH          SOLE                     54,000
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SUSSER HLDGS CORP              COM             869233106  $2,506   144,428   SH          SOLE                    144,428
------------------------------------------------------------------------------------------------------------------------------------
TELETECH HOLDINGS INC          COM             879939106  $1,258   34,287    SH          SOLE                     34,287
------------------------------------------------------------------------------------------------------------------------------------
THINK PARTNERSHIP INC          COM             88409N101  $765     316,227   SH          SOLE                    316,227
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TIVO INC                       COM             888706108  $318     50,000    SH          SOLE                     50,000
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TRUE RELIGION APPAREL INC      COM             89784N104  $1,627   100,200   SH          SOLE                    100,200
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ULTIMATE SOFTWARE GROUP INC    COM             90385D107  $4,885   186,530   SH          SOLE                    186,530
------------------------------------------------------------------------------------------------------------------------------------
ULTRA CLEAN HLDGS INC          COM             90385V107  $2,808   162,341   SH          SOLE                    162,341
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UNITED PANAM FINANCIAL CP      COM             911301109  $1,405   112,432   SH          SOLE                    112,432
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UNITED WESTN BANCORP INC       COM             913201109  $5,303   222,055   SH          SOLE                    222,055
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VALUEVISION MEDIA INC          CL A            92047K107  $3,798   307,290   SH          SOLE                    307,290
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VARSITY GROUP INC              COM             922281100  $239     157,000   SH          SOLE                    157,000
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VISTAPRINT LIMITED             SHS             G93762204  $2,167   56,571    SH          SOLE                     56,571
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VISTAPRINT LIMITED             SHS             G93762204  $575     15,000    SH   PUT    SOLE                     15,000
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VOCUS INC                      COM             92858J108  $2,244   111,481   SH          SOLE                    111,481
------------------------------------------------------------------------------------------------------------------------------------
VOLCANO CORPORATION            COM             928645100  $4,136   229,655   SH          SOLE                    229,655
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WEBSITE PROS INC               COM             94769V105  $3,054   338,966   SH          SOLE                    338,966
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WINTRUST FINANCIAL CORP        COM             97650W108  $1,417   31,763    SH          SOLE                     31,763
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WORKSTREAM INC                 COM             981402100  $1,670   1,274,775 SH          SOLE                   1,274,775
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YOUBET COM INC                 COM             987413101  $1,866   621,865   SH          SOLE                    621,865
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ZILA INC                       COM PAR $0.01   989513205  $364     173,200   SH          SOLE                    173,200
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